SHARE CAPITAL (Details) In Millions, except Share data, unless otherwise specified	12 Months Ended																	12 Months Ended			12 Months Ended		12 Months Ended
	Dec. 31, 2012 USD ($) item	Dec. 31, 2012 EUR (€) item	Dec. 31, 2012 RUB item	Dec. 31, 2011 EUR (€)	Dec. 31, 2011 RUB	Dec. 31, 2012 Class A EUR (€) item	Dec. 31, 2012 Class A RUB	Dec. 31, 2011 Class A EUR (€)	Dec. 31, 2011 Class A RUB	Dec. 31, 2012 Class B EUR (€) item	Dec. 31, 2012 Class B RUB	Dec. 31, 2011 Class B EUR (€)	Dec. 31, 2011 Class B RUB	Dec. 31, 2012 Class C EUR (€)	Dec. 31, 2012 Class C RUB	Dec. 31, 2011 Class C EUR (€)	Dec. 31, 2011 Class C RUB	Dec. 31, 2012 Class C Yandex Conversion Foundation EUR (€) item	Dec. 31, 2012 Priority share EUR (€)	Dec. 31, 2011 Priority share EUR (€)	Dec. 31, 2012 Priority share Sberbank EUR (€)	Sep. 21, 2009 Priority share Sberbank EUR (€)	Dec. 31, 2012 Preference shares EUR (€)	Dec. 31, 2011 Preference shares EUR (€)
SHARE CAPITAL
Number of authorized classes of ordinary shares	3	3	3
Common stock par value (in euros per share)						€ 0.01		€ 0.01		€ 0.10		€ 0.10		€ 0.09		€ 0.09		€ 0.09
Number of votes per ordinary share						1	1			10	10							9
Maximum dividend rate (in euros per share)																		€ 0.01
Accumulation of stakes in excess of which, the priority shareholder has a right to veto (as a percent)																					25.00%
Par value (in euros per share)																			€ 1	€ 1	€ 1	€ 1	€ 0.01	€ 0.01
Period of irrevocable authority to issue shares and grant rights thereon																							5 years
Maximum subsequent period of irrevocable authority to issue shares and grant rights																							5 years
Preference shares dividend variable rate basis																							12-month EURIBOR
Preference shares dividend basis spread on variable rate (as a percent)																							2.00%
Share capital
Authorized (in shares)	4,318,989,446	4,318,989,446	4,318,989,446	4,549,827,751	4,549,827,751
Preferred shares authorized																			1	1			2,000,000,001	2,000,000,001
Shares authorized						2,000,000,000	2,000,000,000	2,000,000,000	2,000,000,000	159,494,722	159,494,722	273,764,304	273,764,304	159,494,722	159,494,722	276,063,445	276,063,445
Issued and fully paid (in shares)	355,732,713	355,732,713	355,732,713	432,981,653	432,981,653
Preferred shares issued																			1	1			0	0
Ordinary shares issued						202,318,864	202,318,864	159,217,348	159,217,348	125,441,218	125,441,218	164,621,382	164,621,382	27,972,630	27,972,630	109,142,922	109,142,922
Common stock value (in EUR or RUR)	$ 14.7	€ 17.0	547.0	€ 27.9	995.0	€ 2.0	83.0	€ 1.6	66.0	€ 12.5	362.0	€ 16.5	531.0	€ 2.5	102.0	€ 9.8	399.0